Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	$ 69,870	$ 57,399
Other non-current non-financial assets	33,487	22,042
Domestic Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	26,356	18,107
Foreign Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	14,395	7,785
Prepaid mining licenses [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,233	1,025
Prepaid insurance [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	20,443	10,307
Other prepayment [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	659	946
Refund of Value Added Tax to exporters [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	0	14,316
Other taxes [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	6,030	4,499
Other assets [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	754	414
Other non-current non-financial assets	6,113	3,428
Exploration and evaluation expenses [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	26,752	17,883
Guarantee deposits [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	$ 622	$ 731